Subsequent Events - Narrative (Details) $ in Millions	May 08, 2024 USD ($)
Subsequent Event [Line Items]
Proceeds from Issuance of private placement	$ 254.3
Proceeds From Reverse Recapitalization Transaction Received After Business Combination	330.0
Proceeds From Reverse Recapitalization Transaction Receivable	$ 20.0
Lionsgate Studios | SEAC
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Parent	87.80%
Screaming Eagle | Lionsgate Studios | SEAC
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner	12.20%
5.500 Senior Notes
Subsequent Event [Line Items]
Debt interest face value	$ 389.9
5.500 Senior Notes | Senior Notes
Subsequent Event [Line Items]
Interest rate (as percent)	5.50%
Debt Instrument, Interest Rate, Increase (Decrease)	6.00%